Financial risk management: Short term liquidity (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial risk management:
Current assets	$ 11,662,100	$ 7,716,049
Current liabilities	3,786,398	2,767,087
Short term position (liquidity)	$ 7,875,702	$ 4,948,962